EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE LOW DURATION FUND
EATON VANCE STRATEGIC INCOME FUND
Supplement to Statements of Additional Information
dated March 1, 2005

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
EATON VANCE PRIME RATE RESERVES
EV CLASSIC SENIOR FLOATING-RATE FUND
Supplement to Statements of Additional Information
dated April 1, 2005

EATON VANCE BALANCED FUND
EATON VANCE LARGE-CAP CORE FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP GROWTH FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE UTILITIES FUND
EATON VANCE CASH MANAGEMENT FUND
EATON VANCE MONEY MARKET FUND
EATON VANCE TAX FREE RESERVES
EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
EATON VANCE EMERGING MARKETS FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
EATON VANCE MUNICIPAL BOND FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
Supplement to Statement of Additional Information
dated May 2, 2005

EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Statements of Additional Information
dated May 30, 2005

EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE FLORIDA INSURED MUNICIPALS FUND
EATON VANCE HAWAII MUNICIPALS FUND
EATON VANCE KANSAS MUNICIPALS FUND
Supplement to Statements of Additional Information
dated June 1, 2005

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Statement of Additional Information
dated August 1, 2004

EATON VANCE EQUITY RESEARCH FUND Supplement to Statement of Additional Information dated August 26, 2005

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND Supplement to Statement of Additional Information dated September 1, 2005

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND Supplement to Statement of Additional Information dated November 1, 2005

EATON VANCE ARIZONA MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Statement of Additional Information
dated December 1, 2005

EATON VANCE DIVERSIFIED INCOME FUND Supplement to Statements of Additional Information dated December 6, 2004

(collectively, “the Funds”)

The following information should be added at the end of the "Purchasing and Redeeming Shares" section:

Restrictions on Excessive Trading and Market Timing. The Funds and their principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to the Funds’ shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Funds. The Funds or their principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if they believe that policy is likely to prevent market timing that is likely to be detrimental to the Funds. Such policy may be more or less restrictive than the Funds’ policy. The Funds and their principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

January 12 , 2006